RECENT ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The allocation of fair value to the assets acquired and liabilities assumed is as follows:

As of February 1, 2016
Current assets	$14,342
Tangible assets	106,919
Intangible assets	2,799
Total assets as of acquisition date	$124,060

Customer advance	$2,310
Other current liabilities	1,257
Deferred tax liability	28,021
Liabilities incurred as of acquisition date	$31,588

Consideration payable through Tower’s shares issued	$40,000

Gain from acquisition (*)	$52,472

(*) Gain from acquisition is presented in the Statement of Operations net of $2,001 acquisition related costs.